Schedule of Investments (unaudited) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIMCO CLO Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(a)(b)	USD	772	$674,849
Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.95%, 10/25/58(a)(b)		1,011	1,011,818
Anchorage Capital CLO Ltd., Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.63%, 01/28/31(a)(b)		250	250,117
ARES LI CLO Ltd., Series 2019-51A, Class ER, (3 mo. LIBOR US + 6.85%), 6.97%, 07/15/34(a)(b)		300	301,791
Ares LV CLO Ltd., Series 2020-55A, Class DR, (3 mo. LIBOR US + 3.15%), 3.27%, 07/15/34(a)(b)		750	753,302
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class E, (3 mo. LIBOR US + 6.90%), 7.02%, 10/15/32(a)(b)		500	499,728
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 7.83%, 10/20/32(a)(b)		250	251,075
CarVal CLO I Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 3.02%, 07/16/31(a)(b)		250	249,750
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.33%, 04/20/32(a)(b)		2,000	2,006,955
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.57%, 07/20/32(a)(b)		1,300	1,283,823
Cedar Funding XIV CLO Ltd.(a)(b)
Series 2021-14A, Class D, (3 mo. LIBOR US + 3.25%), 3.37%, 07/15/33		500	501,374
Series 2021-14A, Class E, (3 mo. LIBOR US + 6.34%), 6.46%, 07/15/33		375	374,747
Series 2021-14A, Class SUB, 0.00%, 07/15/33		500	397,080
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 6.93%, 04/20/34(a)(b)		250	251,101
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.13%, 10/15/32(a)(b)		500	500,000
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(b)	CAD	150	126,479
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.07%, 10/15/30(a)(b)	USD	1,500	1,500,021
GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 0.79%, 12/25/35(a)		3,371	1,495,477
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 6.57%, 04/15/33(a)(b)		250	249,391
Kayne CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 7.66%, 01/20/33(a)(b)		250	250,394
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 04/21/31(b)		400	444,271
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 3.38%, 01/20/29(a)(b)		560	560,108
Mariner Finance Issuance Trust(b)
Series 2019-AA, Class D, 5.44%, 07/20/32		900	926,046
Series 2020-AA, Class D, 5.75%, 08/21/34		200	203,728
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(b)		303	319,962
OCP CLO Ltd.(a)(b)
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 3.13%, 04/24/29		300	300,018
Series 2014-7A, Class B1RR, (3 mo. LIBOR US + 2.25%), 2.38%, 07/20/29		500	500,177

Security		Par (000)		Value

Asset-Backed Securities (continued)
OCP CLO Ltd.(a)(b) (continued)
Series 2019-17A, Class ER, (3 mo. LIBOR US + 6.50%), 6.63%, 07/20/32	USD	1,500		$1,499,927
Palmer Square Loan Funding Ltd.(a)(b)
Series 2019-2A, Class C, (3 mo. LIBOR US + 3.25%), 3.38%, 04/20/27		1,025		1,025,197
Series 2019-3A, Class C, (3 mo. LIBOR US + 3.40%), 3.53%, 08/20/27		1,750		1,751,270
Series 2019-4A, Class C, (3 mo. LIBOR US + 3.25%), 3.38%, 10/24/27		600		600,143
Recette Clo Ltd., Series 2015-1A, Class DRR, (3 mo. LIBOR US + 3.25%), 3.38%, 04/20/34(a)(b)		1,000		1,005,355
Rockford Tower CLO Ltd., Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 2.78%, 10/20/30(a)(b)		430		424,908
Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.29%), 0.38%, 01/25/47(a)		2,763		2,940,954
Signal Peak CLO 7 Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.89%), 7.02%, 04/30/32(a)(b)		1,250		1,254,097
Sofi Professional Loan Program LLC, Series 2016-B, Class RC, 0.00%, 04/25/37(b)(c)		—	(d)	73,766
Sound Point CLO XXIV, Series 2019-3A, Class D, (3 mo. LIBOR US + 4.11%), 4.24%, 10/25/32(a)(b)		1,500		1,500,726
TICP CLO XII Ltd., Series 2018-12A, Class ER, (3 mo. LIBOR US + 6.25%), 6.36%, 07/15/34(a)(b)		250		250,000
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 5.88%, 07/25/31(a)(b)		250		245,581
TRESTLES CLO III Ltd., Series 2020-3A, Class SUB, 0.13%, 01/20/33(a)(b)		250		203,122
TRESTLES CLO Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.03%, 04/25/32(a)(b)		1,000		996,264
Voya CLO Ltd., Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 2.78%, 07/25/26(a)(b)		250		249,984
York CLO Ltd., Series 2016-2A, Class ER, (3 mo. LIBOR US + 6.75%), 6.88%, 04/20/32(a)(b)		500		500,946
York Clo-3 Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 3.73%, 10/20/29(a)(b)		500		500,198

Total Asset-Backed Securities — 23.1%
(Cost: $30,404,543)				31,206,020

		Shares

Common Stocks

Diversified Financial Services — 0.0%
Bruin Purchaser LLC(c)		13,888		—

Equity Real Estate Investment Trusts (REITs) — 0.0%
Service Properties Trust		2,000		22,420

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc.(e)		1,350		151,578

Oil & Gas Exploration & Production — 0.3%
CA Resources Corp		7,759		318,119

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Shares	Value

Oil, Gas & Consumable Fuels — 0.3%
California Resources Corp.(e)		9,841	$403,481

Total Common Stocks — 0.7%
(Cost: $689,617)			895,598

		Par (000)

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	USD	73	76,601

Aerospace & Defense — 0.9%
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)(f)		250	283,012
General Electric Co., 4.35%, 05/01/50		120	144,894
TransDigm, Inc., 6.25%, 03/15/26(b)(f)		730	761,025

			1,188,931

Airlines — 3.4%
Air France-KLM, 3.88%, 07/01/26(g)	EUR	100	114,985
American Airlines Group, Inc., 4.00%, 12/15/24(a)(c)	USD	90	89,269
Avianca Holdings SA, Series IAI, (9.00% PIK), 9.00%, 03/31/22(h)		3,032	3,020,141
Gol Finance SA, 7.00%, 01/31/25(b)(f)		400	378,950
Latam Finance Ltd., 6.88%, 04/11/24(b)(e)(f)(i)		750	676,078
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27(f)		229	256,357

			4,535,780

Auto Components — 0.4%
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26(b)(f)		130	136,585
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(g)(h)	EUR	100	117,707
ZF Finance GmbH(g)
2.00%, 05/06/27		200	232,828
3.75%, 09/21/28		100	126,260

			613,380

Automobiles — 0.8%
Constellation Automotive Financing PLC, 4.88%, 07/15/27(g)	GBP	100	133,676
Ford Motor Credit Co. LLC, 5.58%, 03/18/24(f)	USD	597	641,679
General Motors Co., 5.95%, 04/01/49		85	112,023
TML Holdings Pte Ltd., 4.35%, 06/09/26(g)		200	201,250

			1,088,628

Banks — 1.7%
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(a)(f)(j)		400	434,500
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(a)(b)(f)		150	151,922
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%(j)		200	207,975
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(a)(g)(j)	EUR	200	253,968
Grupo Aval Ltd., 4.38%, 02/04/30(b)(f)	USD	200	196,725
Intesa Sanpaolo SpA, (5 year EUR Swap + 6.09%), 5.88%(a)(g)(j)	EUR	250	338,455

Security		Par (000)	Value

Banks (continued)
Itau Unibanco Holding SA/Cayman Island, 5.13%, 05/13/23(b)(f)	USD	212	$221,885
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31(a)(g)		200	201,475
NBK Tier 1 Financing Ltd., (6 year USD Swap + 2.88%), 3.63%(a)(b)(f)(j)		277	277,173

			2,284,078

Beverages — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36		63	76,132
Anheuser-Busch InBev Worldwide, Inc., 4.50%, 06/01/50(f)		107	127,728
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27(g)	GBP	100	137,772
Ball Corp.
5.25%, 07/01/25	USD	17	18,976
4.88%, 03/15/26		13	14,333
Central American Bottling Corp., 5.75%, 01/31/27(b)(f)		600	615,675
Keurig Dr. Pepper, Inc., 3.80%, 05/01/50		80	89,640
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)(f)		402	405,517
OI European Group BV, 2.88%, 02/15/25(g)	EUR	100	117,375

			1,603,148

Biotechnology — 0.2%
Amgen, Inc., 3.00%, 01/15/52.	USD	80	76,746
Gilead Sciences, Inc., 2.80%, 10/01/50		85	80,129
Royalty Pharma PLC, 3.55%, 09/02/50		85	83,498

			240,373

Building Materials — 0.3%
Carrier Global Corp., 3.58%, 04/05/50 Cemex SAB de CV(g)		80	84,996
3.13%, 03/19/26	EUR	100	118,354
5.45%, 11/19/29	USD	200	216,000
Masonite International Corp., Class C, 5.38%, 02/01/28(b)		9	9,477
Standard Industries, Inc.(b)
5.00%, 02/15/27		9	9,281
4.75%, 01/15/28(f)		35	36,313

			474,421

Building Products — 0.1%
Lowe’s Cos., Inc., 3.00%, 10/15/50.		80	78,010
SRS Distribution, Inc., 4.63%, 07/01/28(b)		11	11,222

			89,232

Capital Markets — 0.1%
Intercorp Peru Ltd., 3.88%, 08/15/29(b)(f)		200	194,750

Chemicals — 1.9%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25(g)	EUR	100	117,629
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)(f)	USD	245	280,571
International Flavors & Fragrances, Inc., 3.47%, 12/01/50(b)		65	68,216
LYB International Finance III LLC, 4.20%, 05/01/50		80	91,117
NOVA Chemicals Corp., 4.88%, 06/01/24(b)(f)		621	648,945

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
OCI NV, 3.63%, 10/15/25(g)	EUR	100	$120,132
OCP SA, 3.75%, 06/23/31(b)	USD	200	199,500
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(b)(f)		400	490,710
Sasol Financing USA LLC
6.50%, 09/27/28(f)		287	316,417
5.50%, 03/18/31		200	204,050

			2,537,287

Commercial Services & Supplies — 0.7%
AMN Healthcare, Inc., 4.63%, 10/01/27(b)(f)		99	102,713
DAE Funding LLC, 3.38%, 03/20/28(b)		240	246,300
Loxam SAS, 3.75%, 07/15/26(g)	EUR	100	118,325
United Rentals North America, Inc.
5.50%, 05/15/27	USD	17	17,844
4.88%, 01/15/28(f)		479	506,418
5.25%, 01/15/30		13	14,235

			1,005,835

Construction & Engineering — 0.1%
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(a)(g)(j)	EUR	100	115,973

Construction Materials(b) — 0.3%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28	USD	12	12,255
KAR Auction Services, Inc., 5.13%, 06/01/25(f)		444	448,995

			461,250

Consumer Discretionary — 0.2%
Atento Luxco 1 SA, 8.00%, 02/10/26(b)(f)		200	218,850

Consumer Finance — 0.9%
Encore Capital Group, Inc., 4.88%, 10/15/25(g)	EUR	100	121,363
Global Payments, Inc., 4.15%, 08/15/49	USD	80	89,811
Muthoot Finance Ltd.(f)
6.13%, 10/31/22(b)		750	772,641
4.40%, 09/02/23(g)		200	203,100

			1,186,915

Containers & Packaging — 0.6%
Klabin Austria GmbH, 3.20%, 01/12/31(b)(f)		200	191,000
Suzano Austria GmbH
3.13%, 01/15/32		150	144,581
7.00%, 03/16/47(b)(f)		400	523,520

			859,101

Diversified Financial Services — 2.1%
Alfa SAB de CV, 6.88%, 03/25/44(b)(f)		200	266,000
Arrow Global Finance PLC, 5.13%, 09/15/24(g)	GBP	100	134,740
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)(f)	USD	214	210,723
Bank of America Corp., (3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(a)		130	153,833
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(g)	GBP	100	140,747
Goldman Sachs Group, Inc., 4.80%, 07/08/44	USD	85	108,721
Manappuram Finance Ltd., 5.90%, 01/13/23(g)		200	205,287
Morgan Stanley, (SOFR + 1.36%), 2.48%, 09/16/36(a)		65	63,617
Oceana Australian Trust Pvt. Ltd., 10.00%, 08/31/23(c)	AUD	966	698,369
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)(f)	USD	400	402,200
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22(g)		200	203,225
Sun Country, 7.00%, 12/15/23(c)		245	240,422

			2,827,884

Security		Par (000)	Value

Diversified Telecommunication Services — 0.8%
AT&T, Inc., 3.30%, 02/01/52	USD	80	$77,461
Level 3 Financing, Inc.(b)
4.63%, 09/15/27		17	17,489
4.25%, 07/01/28(f)		267	269,064
3.63%, 01/15/29(f)		216	209,250
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(h)		200	187,250
SoftBank Group Corp., 4.75%, 07/30/25(g)	EUR	100	122,270
Verizon Communications, Inc.
2.88%, 11/20/50	USD	80	74,572
3.55%, 03/22/51		84	88,586

			1,045,942

Electric Utilities(f) — 1.6%
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		253	251,451
Energuate Trust, 5.88%, 05/03/27(b)		750	776,156
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.88%, 07/17/49(g)		200	212,600
Talen Energy Supply LLC(b)
7.25%, 05/15/27		642	605,640
6.63%, 01/15/28		274	254,135

			2,099,982

Energy Equipment & Services — 0.4%
Bristow Group, Inc., 6.88%, 03/01/28(b)(f)		120	124,863
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)(f)		401	409,529
Vallourec SA, 8.50%, 06/30/26(g)	EUR	17	20,157

			554,549

Environmental, Maintenance, & Security Service — 0.0%
Clean Harbors, Inc., 4.88%, 07/15/27(b)	USD	9	9,337

Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp., 3.10%, 06/15/50		80	78,309
Crown Castle International Corp., 2.90%, 04/01/41		85	81,933
Equinix, Inc., 2.95%, 09/15/51		85	79,808
MGM Growth Properties Operating Partnership LP/MGP
Finance Co-Issuer, Inc.
5.63%, 05/01/24(f)		450	489,375
4.63%, 06/15/25(b)		59	63,572
4.50%, 09/01/26		9	9,788
5.75%, 02/01/27		13	14,950
Mid-America Apartments LP, 2.88%, 09/15/51		12	11,592
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26		9	9,259
4.63%, 08/01/29(f)		16	17,168
Park Intermediate Holdings LLC/PK Domestic Property
LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)		37	38,081
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		12	12,420
Service Properties Trust
4.50%, 06/15/23(f)		242	246,845
7.50%, 09/15/25		27	30,314
XHR LP(b)
6.38%, 08/15/25		68	72,140
4.88%, 06/01/29		11	11,298

			1,266,852

Food & Staples Retailing — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons
LP/Albertsons LLC(b)
5.88%, 02/15/28		13	13,845
4.88%, 02/15/30(f)		17	18,318
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(g)	GBP	110	145,577

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food & Staples Retailing (continued)
Cydsa SAB de CV, 6.25%, 10/04/27(b)(f)	USD	400	$415,200
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)(f)		600	616,987
Kroger Co., 3.95%, 01/15/50		80	90,791

			1,300,718

Food Products — 0.4%
Aramark Services, Inc., 5.00%, 02/01/28(b)(f)		20	20,550
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		9	9,364
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(b)		33	35,698
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(b)
6.50%, 04/15/29		24	26,820
5.50%, 01/15/30		22	24,469
MHP Lux SA, 6.25%, 09/19/29(b)(f)		300	303,885
Pilgrim’s Pride Corp., 5.88%, 09/30/27(b)(f)		15	15,949
Tereos Finance Groupe I SA, 7.50%, 10/30/25(g)	EUR	100	124,338

			561,073

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., 3.79%, 05/20/50	USD	85	94,969

Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		20	21,024
Anthem, Inc., 3.13%, 05/15/50		80	80,913
Centene Corp., 4.63%, 12/15/29(f)		61	66,478
DaVita, Inc., 4.63%, 06/01/30(b)(f)		422	434,074
HCA, Inc.
5.38%, 09/01/26(f)		17	19,450
5.63%, 09/01/28(f)		26	30,932
5.88%, 02/01/29(f)		17	20,429
3.50%, 09/01/30(f)		535	566,773
5.25%, 06/15/49		85	108,490
Select Medical Corp., 6.25%, 08/15/26(b)(f)		360	378,576
Tenet Healthcare Corp.(b)
4.63%, 09/01/24(f)		384	392,640
4.88%, 01/01/26(f)		654	676,838
6.25%, 02/01/27(f)		26	26,975
5.13%, 11/01/27(f)		26	27,105
4.63%, 06/15/28		23	23,832
4.25%, 06/01/29(f)		507	514,605
Universal Health Services, Inc., 2.65%, 10/15/30(b)		63	63,286

			3,452,420

Health Care Technology — 0.2%
CAB SELAS, 3.38%, 02/01/28(g)	EUR	200	233,681
Charles River Laboratories International, Inc., 4.25%, 05/01/28(b)	USD	9	9,341

			243,022

Hotels, Restaurants & Leisure — 4.1%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(b)		13	13,128
Boyd Gaming Corp.
8.63%, 06/01/25(b)		39	42,266
4.75%, 12/01/27(f)		186	191,708
Caesars Entertainment, Inc.(b)(f)
6.25%, 07/01/25		228	240,029
8.13%, 07/01/27		146	164,137
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		68	71,687
Carlson Travel, Inc., 6.75%, 12/15/23(b)(e)(f)(i)		754	565,410

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Cedar Fair LP, 5.25%, 07/15/29	USD	9	$9,225
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(b)(f)		102	105,953
5.38%, 04/15/27		9	9,248
Champion Path Holdings Ltd., 4.85%, 01/27/28(g)		200	202,413
Churchill Downs, Inc.(b)
5.50%, 04/01/27		10	10,375
4.75%, 01/15/28		9	9,416
Fortune Star BVI Ltd.(g)
6.75%, 07/02/23		200	206,788
6.85%, 07/02/24		200	207,500
Full House Resorts, Inc., 8.25%, 02/15/28(b)		13	13,975
Golden Entertainment, Inc., 7.63%, 04/15/26(b)(f)		34	35,870
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30(f)		17	18,237
International Game Technology PLC, 6.50%, 02/15/25(b)(f)		582	649,483
IRB Holding Corp., 7.00%, 06/15/25(b)		72	76,444
Marriott International, Inc.
Series FF, 4.63%, 06/15/30		50	57,123
Series GG, 3.50%, 10/15/32(f)		232	246,487
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(b)(f)		266	280,962
Melco Resorts Finance Ltd., 5.25%, 04/26/26(g)		200	201,100
MGM China Holdings Ltd., 5.88%, 05/15/26(g)		200	204,288
MGM Resorts International
5.75%, 06/15/25(f)		12	13,080
4.63%, 09/01/26		7	7,341
5.50%, 04/15/27(f)		12	13,020
Midwest Gaming Borrower LLC/Midwest Gaming
Finance Corp., 4.88%, 05/01/29(b)		102	103,913
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(b)(f)		344	369,370
Scientific Games International, Inc., 7.00%, 05/15/28(b)(f)		194	209,277
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/25(b)(f)		310	332,907
Sisal Group SpA, 7.00%, 07/31/23(g)	EUR	69	79,637
Travel + Leisure Co., 6.63%, 07/31/26(b)	USD	90	102,489
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)(f)
5.50%, 03/01/25		31	31,620
5.25%, 05/15/27		16	16,160
Wynn Macau Ltd., 5.50%, 01/15/26(g)		200	193,250
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)(f)		213	214,597

			5,519,913

Household Durables — 3.8%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
9.88%, 04/01/27(f)		456	510,720
6.63%, 01/15/28(f)		216	229,500
4.63%, 08/01/29		30	30,292
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(b)
6.25%, 09/15/27(f)		234	245,997
5.00%, 06/15/29		10	10,226
Century Communities, Inc., 6.75%, 06/01/27(f)		44	46,970
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)(f)		600	695,925
Forestar Group, Inc.(b)
3.85%, 05/15/26		92	91,885
5.00%, 03/01/28(f)		319	329,367
Lennar Corp., 4.75%, 11/29/27(f)		16	18,539

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Household Durables (continued)
M/I Homes, Inc., 4.95%, 02/01/28(f)	USD	225	$235,406
Mattamy Group Corp., 5.25%, 12/15/27(b)		9	9,405
Newell Brands, Inc., 4.70%, 04/01/26(f)		35	38,589
Taylor Morrison Communities, Inc.(b)(f)
5.88%, 06/15/27		270	307,800
5.75%, 01/15/28		914	1,018,196
Tri Pointe Homes, Inc.
5.25%, 06/01/27(f)		705	761,400
5.70%, 06/15/28		18	19,575
William Lyon Homes, Inc., 6.63%, 07/15/27(b)(f)		527	555,985

			5,155,777

Independent Power and Renewable Electricity Producers — 1.9%
Calpine Corp.(b)(f)
4.50%, 02/15/28		588	599,760
5.13%, 03/15/28		578	585,360
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(b)(f)		199	203,959
Greenko Dutch BV, 3.85%, 03/29/26(g)		197	200,177
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(g)		200	211,225
India Green Energy Holdings, 5.38%, 04/29/24(b)(f)		250	259,375
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)		200	216,750
NRG Energy, Inc.
5.75%, 01/15/28		14	14,892
5.25%, 06/15/29(b)		13	13,829
ReNew Power Synthetic, 6.67%, 03/12/24(g)		200	208,287
Renewable Energy Group, Inc., 5.88%, 06/01/28(b)		6	6,203

			2,519,817

Insurance — 0.2%
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(a)(g)(j)		200	215,000

Interactive Media & Services — 0.2%
Netflix, Inc.(f)
4.88%, 04/15/28		28	32,270
5.88%, 11/15/28		33	40,438
6.38%, 05/15/29		14	17,710
5.38%, 11/15/29(b)		16	19,380
4.88%, 06/15/30(b)		17	20,018
United Group BV, 4.88%, 07/01/24(g)	EUR	100	117,160

			246,976

IT Services — 0.3%
Centurion Bidco SpA, 5.88%, 09/30/26(g)		100	121,260
Fidelity National Information Services, Inc., 4.50%, 08/15/46	USD	65	78,873
Fiserv, Inc., 4.40%, 07/01/49		85	101,774
International Business Machines Corp., 2.95%, 05/15/50(f)		100	98,516

			400,423

Machinery — 0.3%
TK Elevator Midco GmbH(g)
4.38%, 07/15/27	EUR	100	120,904
(3 mo. EURIBOR + 4.75%), 4.75%, 07/15/27(a)		100	116,871
TK Elevator US Newco Inc., 5.25%, 07/15/27(b)(f)	USD	200	209,595

			447,370

Media — 2.4%
Altice Financing SA, 2.25%, 01/15/25(g)	EUR	100	111,538
AMC Networks, Inc., 5.00%, 04/01/24	USD	7	7,079

Security		Par (000)	Value

Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, 04/01/51	USD	85	$82,758
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)(f)		306	316,652
Comcast Corp., 2.89%, 11/01/51(b)		85	81,530
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(b)(f)		791	522,060
iHeartCommunications, Inc.
6.38%, 05/01/26		14	14,677
5.25%, 08/15/27(b)		13	13,508
4.75%, 01/15/28(b)		9	9,275
Lamar Media Corp., 3.75%, 02/15/28		10	10,286
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)(f)		200	206,000
Lorca Telecom Bondco SA, 4.00%, 09/18/27(g)	EUR	100	116,427
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(g)(j)	USD	250	265,984
Nexstar Media, Inc., 5.63%, 07/15/27(b)(f)		300	317,392
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		11	11,282
4.63%, 03/15/30		9	9,019
Sable International Finance Ltd., 5.75%, 09/07/27(g)		226	237,300
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(g)(j)	EUR	100	125,971
Sirius XM Radio, Inc.(b)(f)
5.00%, 08/01/27	USD	54	56,430
5.50%, 07/01/29		48	51,900
Summer BC Holdco B Sarl, 5.75%, 10/31/26(g)	EUR	100	121,337
TEGNA, Inc.
4.63%, 03/15/28	USD	150	153,352
5.00%, 09/15/29(f)		19	19,571
UPCB Finance VII Ltd., 3.63%, 06/15/29(g)	EUR	100	118,876
ViacomCBS, Inc., 4.95%, 05/19/50	USD	80	100,157
VTR Comunicaciones SpA, 4.38%, 04/15/29(b)(f)		200	205,000

			3,285,361

Metals & Mining — 1.2%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(g)		200	216,037
FMG Resources August 2006 Pty Ltd., 4.50%, 09/15/27(b)		10	10,575
Freeport-McMoRan, Inc.
5.00%, 09/01/27		10	10,425
5.25%, 09/01/29		10	10,862
HTA Group Ltd., 7.00%, 12/18/25(b)(f)		200	209,725
Nexa Resources SA, 5.38%, 05/04/27(b)(f)		400	418,325
Periama Holdings LLC, 5.95%, 04/19/26(g)		200	214,100
Steel Dynamics, Inc., 3.25%, 10/15/50		80	79,027
thyssenkrupp AG, 1.88%, 03/06/23(g)	EUR	43	50,108
Vale Overseas Ltd., 3.75%, 07/08/30	USD	135	139,347
Vedanta Resources Finance II PLC, 13.88%, 01/21/24(g)		200	214,750

			1,573,281

Multi-line Retail — 0.1%
Dufry One BV, 2.00%, 02/15/27(g)	EUR	100	110,356

Oil, Gas & Consumable Fuels — 5.9%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(g)(k)	USD	242	184,031
BP Capital Markets PLC, (5 year EUR Swap + 4.12%), 3.63%(a)(g)(j)	EUR	150	188,087
Buckeye Partners LP
4.13%, 03/01/25(b)(f)	USD	87	90,155
3.95%, 12/01/26		10	10,200

5

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Centennial Resource Production LLC(b)(f)
5.38%, 01/15/26	USD	834	$818,404
6.88%, 04/01/27		51	51,955
Cheniere Energy Partners LP
4.50%, 10/01/29(f)		165	175,416
3.25%, 01/31/32(b)		16	16,053
Chesapeake Energy Corp.(b)
5.50%, 02/01/26		51	53,295
5.88%, 02/01/29		19	20,301
Citgo Holding, Inc., 9.25%, 08/01/24(b)(f)		38	38,285
CrownRock LP/CrownRock Finance, Inc., 5.63%,
10/15/25(b)(f)		42	42,985
DCP Midstream Operating LP
5.38%, 07/15/25(f)		14	15,470
5.13%, 05/15/29		10	11,253
eG Global Finance PLC, 4.38%, 02/07/25(g)	EUR	100	115,092
Endeavor Energy Resources LP/EER Finance, Inc.(b)
5.50%, 01/30/26	USD	9	9,382
5.75%, 01/30/28		17	17,893
Energean Israel Finance Ltd., 4.88%, 03/30/26(b)(g)		135	138,038
Energy Transfer LP, 5.00%, 05/15/50		80	92,298
Geopark Ltd., 5.50%, 01/17/27(b)		200	197,662
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(g)		200	191,037
Hilong Holding Ltd., 9.75%, 11/18/24(g)		207	182,160
Leviathan Bond Ltd., 5.75%, 06/30/23(b)(g)		144	149,943
Matador Resources Co., 5.88%, 09/15/26(f)		18	18,607
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(b)		200	201,100
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26(g)		200	212,725
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)(f)		200	205,750
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(f)		346	495,859
Oil and Gas Holding Co., 7.63%, 11/07/24(g)		200	218,690
OQ SAOC, 5.13%, 05/06/28(b)		200	201,750
PDC Energy, Inc., 5.75%, 05/15/26		10	10,413
Petrobras Global Finance BV(f)
5.30%, 01/27/25		700	780,111
6.00%, 01/27/28		253	284,277
Petroleos Mexicanos(f)
6.50%, 03/13/27		485	509,250
6.35%, 02/12/48		220	187,880
Puma International Financing SA, 5.13%, 10/06/24(b)		400	401,500
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)(f)		353	391,830
Santos Finance Ltd., 5.25%, 03/13/29(g)		200	224,347
SM Energy Co., 10.00%, 01/15/25(b)(f)		168	187,384
Stoneway Capital Corp.(e)(i)
10.00%, 03/01/27(b)		708	180,659
10.00%, 03/01/27(g)		252	64,134
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27(f)		21	21,866
4.50%, 05/15/29		32	32,457
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.38%, 02/01/27		9	9,326
6.50%, 07/15/27		13	14,017
5.00%, 01/15/28		13	13,650
5.50%, 03/01/30		17	18,588

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
TotalEnergies SE, Series NC7, (5 year EUR Swap + 1.99%), 1.63%(a)(g)(j)	EUR	200	$231,957
Transocean Guardian Ltd., 5.88%, 01/15/24(b)(f)	USD	65	64,665

			7,992,187

Personal Products — 0.0%
Coty, Inc., 6.50%, 04/15/26(b)		40	40,986

Pharmaceuticals — 1.1%
AbbVie, Inc., 4.88%, 11/14/48		120	153,936
Bausch Health Cos., Inc.(b)
5.50%, 11/01/25(f)		30	30,450
5.75%, 08/15/27		9	9,428
4.88%, 06/01/28		18	18,653
Bayer AG, (5 year EUR Swap + 2.55%), 3.75%, 07/01/74(a)(g)	EUR	250	304,067
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(g)		100	120,468
Cigna Corp., 3.40%, 03/15/51	USD	80	82,234
CVS Health Corp., 5.05%, 03/25/48		85	109,412
Elanco Animal Health, Inc., 5.90%, 08/28/28		13	15,210
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(g)	EUR	200	230,048
Rossini Sarl, 6.75%, 10/30/25(g)		200	240,335
Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24(g)		100	110,499

			1,424,740

Producer Durables: Miscellaneous — 0.2%
Oracle Corp.
3.60%, 04/01/50(f)	USD	285	285,342
3.95%, 03/25/51		23	24,256

			309,598

Professional Services — 0.2%
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(l)		261	261,000

Real Estate Management & Development — 7.2%
Adler Group SA, 3.25%, 08/05/25(g)	EUR	100	101,935
Agile Group Holdings Ltd., 5.75%, 01/02/25(g)	USD	200	187,500
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)		270	281,137
Central China Real Estate Ltd., 7.65%, 08/27/23(g)		200	126,000
CFLD Cayman Investment Ltd., 8.60%, 04/08/24(e)(g)(i)		200	82,350
China Aoyuan Group Ltd.(g)
7.95%, 02/19/23		200	180,000
6.35%, 02/08/24		200	169,600
China Evergrande Group(e)(g)(i)
12.00%, 01/22/24		200	47,500
10.50%, 04/11/24		200	47,500
China SCE Group Holdings Ltd., 7.25%, 04/19/23(g)		200	194,350
CIFI Holdings Group Co. Ltd.(g)
6.55%, 03/28/24		200	200,750
5.95%, 10/20/25		200	198,000
Country Garden Holdings Co. Ltd., 6.15%, 09/17/25(g)		200	209,000
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(g)	EUR	100	110,032
Dexin China Holdings Co. Ltd., 9.95%, 12/03/22(g)	USD	200	180,288
Easy Tactic Ltd.(g)
8.63%, 02/27/24		200	133,000
8.13%, 07/11/24		200	132,000
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22(g)		400	156,000
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)(f)		467	488,015
Global Prime Capital Pte Ltd., 5.95%, 01/23/25(g)		200	206,100

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Hopson Development Holdings Ltd., 7.00%, 05/18/24(g)	USD	200	$188,350
Howard Hughes Corp., 5.38%, 08/01/28(b)(f)		451	475,241
JGC Ventures Pte Ltd., 10.75%, 08/30/21(e)(g)(i)		200	105,500
Kaisa Group Holdings Ltd.(g)
11.95%, 10/22/22		200	169,760
11.50%, 01/30/23		200	168,850
11.70%, 11/11/25		200	152,500
KWG Group Holdings Ltd., 7.40%, 03/05/24(g)		200	193,000
Logan Group Co. Ltd., 6.50%, 07/16/23(g)		200	199,350
MAF Sukuk Ltd., 4.64%, 05/14/29(g)		267	303,262
Modern Land China Co. Ltd., 11.50%, 11/13/22(g)		200	166,413
New Metro Global Ltd., 4.80%, 12/15/24(g)		200	188,500
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22(g)		200	199,162
Redsun Properties Group Ltd., 10.50%, 10/03/22(g)		200	184,788
RKPF Overseas Ltd.(g)
Series 2019-A, 6.70%, 09/30/24		200	198,500
Series 2019-A, 6.00%, 09/04/25		200	193,000
Ronshine China Holdings Ltd.(g)
5.50%, 02/01/22		200	184,288
8.95%, 01/22/23		200	146,000
Scenery Journey Ltd., 11.50%, 10/24/22(e)(g)(i)		400	71,000
Seazen Group Ltd., 6.00%, 08/12/24(g)		200	193,000
Shimao Group Holdings Ltd.(g)
5.60%, 07/15/26		200	197,912
3.45%, 01/11/31		200	178,750
Shui On Development Holding Ltd., 6.15%, 08/24/24(g)		200	198,500
Sunac China Holdings Ltd.(g)
6.50%, 07/09/23		200	165,000
7.00%, 07/09/25		200	159,500
Theta Capital Pte Ltd., 8.13%, 01/22/25(g)		200	207,725
Times China Holdings Ltd.(g)
6.75%, 07/16/23		200	193,787
6.20%, 03/22/26		200	180,500
Wanda Group Overseas Ltd., 7.50%, 07/24/22(g)		200	188,000
Yango Justice International Ltd., 8.25%, 11/25/23(g)		200	138,000
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24(g)		200	199,500
Yuzhou Group Holdings Co. Ltd.(g)
8.30%, 05/27/25		200	146,500
7.38%, 01/13/26		200	134,000
Zhenro Properties Group Ltd.(g)
8.35%, 03/10/24		200	191,037
6.63%, 01/07/26		200	169,000

			9,759,232

Road & Rail — 0.1%
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	100	132,259

Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc., 2.95%, 10/01/51(l)	USD	42	41,985
Broadcom, Inc., 3.75%, 02/15/51(b)		85	84,821
Intel Corp., 3.25%, 11/15/49		80	82,918

			209,724

Software — 0.1%
Boxer Parent Co., Inc., 6.50%, 10/02/25(g)	EUR	100	121,616
Playtika Holding Corp., 4.25%, 03/15/29(b)	USD	29	29,092

			150,708

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 2.65%, 02/08/51		80	76,529

Security		Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Dell International LLC/EMC Corp., 8.35%, 07/15/46	USD	85	$137,858
HP, Inc., 6.00%, 09/15/41		80	103,283

			317,670

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.(b)(f)
4.63%, 05/15/24		16	16,868
4.88%, 05/15/26		16	17,328
Under Armour, Inc., 3.25%, 06/15/26		10	10,350
William Carter Co., 5.63%, 03/15/27(b)		9	9,330

			53,876

Thrifts & Mortgage Finance(b) — 0.1%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27		11	11,515
Quicken Loans LLC, 5.25%, 01/15/28(f)		36	38,790
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 03/01/29		69	69,776
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/31		56	56,490

			176,571

Tobacco — 0.1%
Altria Group, Inc., 3.40%, 02/04/41		85	80,498
BAT Capital Corp., 3.98%, 09/25/50		85	81,765

			162,263

Transportation Infrastructure — 0.7%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)		200	209,787
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)(f)		400	417,575
FedEx Corp., 4.05%, 02/15/48		80	89,496
Simpar Europe SA, 5.20%, 01/26/31(b)(f)		200	198,790

			915,648

Utilities — 1.9%
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(b)(f)		256	254,336
Genneia SA, 8.75%, 09/02/27(b)		188	180,060
Huachen Energy Co. Ltd., 6.63%, 05/18/22(e)(i)		200	96,000
Inkia Energy Ltd., 5.88%, 11/09/27(b)(f)		400	413,360
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29(g)		250	248,878
Orano SA, 2.75%, 03/08/28(g)	EUR	100	122,206
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)(f)	USD	240	267,945
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(g)	GBP	167	234,430
Veolia Environnement SA, (5 year EUR Swap + 2.84%), 2.50%(a)(g)(j)	EUR	300	352,592
Vistra Operations Co. LLC(b)(f)
5.50%, 09/01/26	USD	17	17,467
5.63%, 02/15/27		23	23,806
5.00%, 07/31/27		343	354,147

			2,565,227

Wireless Telecommunication Services — 1.7%
Altice France SA(g)
2.50%, 01/15/25	EUR	200	227,384
2.13%, 02/15/25		100	112,355
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31(f)	USD	164	176,890
Kenbourne Invest SA, 6.88%, 11/26/24(b)		234	246,110
Millicom International Cellular SA
5.13%, 01/15/28(g)		242	251,209
4.50%, 04/27/31(b)(f)		200	210,000

7

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., 3.30%, 02/15/51	USD	85	$82,183
VEON Holdings BV, 4.00%, 04/09/25(b)(f)		200	209,750
VICI Properties LP/VICI Note Co., Inc.(b)
3.50%, 02/15/25		13	13,260
4.25%, 12/01/26		22	22,975
3.75%, 02/15/27		13	13,455
4.63%, 12/01/29(f)		200	215,000
4.13%, 08/15/30		17	18,020
Vmed O2 UK Financing I PLC, 3.25%, 01/31/31(g)	EUR	100	118,817
Vodafone Group PLC
4.25%, 09/17/50	USD	80	92,193
(5 year EUR Swap + 3.23%), 3.00%, 08/27/80(a)(g)	EUR	200	238,443

			2,248,044

Total Corporate Bonds — 58.1% (Cost: $79,238,059)			78,425,288

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.4%
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.33%, 12/09/25	USD	604	596,758

Air Freight & Logistics — 1.0%
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		1,067	1,040,203
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 02/24/25		335	332,983

			1,373,186

Airlines — 0.4%
Allegiant Travel Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%), 3.12%, 02/05/24		601	598,011

Building Materials — 0.5%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/12/28		617	614,623

Building Products — 0.0%
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.38%, 07/31/26.		19	18,761
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		48	48,693

			67,454

Chemicals — 0.1%
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		108	107,720

Commercial Services & Supplies(c) — 1.4%
Galaxy Universal LLC, Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 12/29/26		1,394	1,403,102
Interface Security Systems LLC, Term Loan, (1.00% PIK), 7.12%, 08/07/23(h)		428	426,617
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26.		32	30,538

			1,860,257

Security		Par (000)	Value

Diversified Financial Services — 7.1%
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 3.88%, 02/17/23(c)	USD	42	$39,312
LBM Acquisition LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27		47	46,909
Luxembourg Life Fund, 2021 Term Loan, (3 mo. LIBOR + 9.25%), 9.38%, 04/01/23(c)		2,805	2,790,975
Opendoor GP II LLC, Term Loan, (Fixed + 10.00%), 10.00%, 01/23/26(c)		6,000	6,000,000
Spectacle Gary Holdings LLC
Delayed Draw Term Loan, (3 mo. LIBOR + 11.00%), 11.00%, 12/23/25		27	29,634
Term Loan B, (1 mo. LIBOR + 9.00%, 2.00% Floor), 11.00%, 12/23/25		377	408,947
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		202	201,935

			9,517,712

Diversified Telecommunication Services — 0.5%
Intelsat Jackson Holdings SA
2017 Term Loan B4, (PRIME + 5.50%), 8.75%, 01/02/24.		306	310,249
2021 DIP Term Loan, (3 mo. LIBOR + 4.75%, 1.00% Floor), 3.60%, 10/13/22		342	343,752

			654,001

Electric Utilities — 0.1%
Pacific Gas & Electric Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/23/25		156	153,246

Health Care Providers & Services — 0.1%
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.34%, 03/06/25		102	100,797

Hotels, Restaurants & Leisure — 1.2%
18 Fremont Street Acquisition LLC, Term Loan B, (PRIME + 7.00%), 10.25%, 08/09/25		716	728,922
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 02/02/26		171	167,433
Caesars Resort Collection LLC, 2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.58%, 07/21/25		160	160,438
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.50%, 03/31/28(c)		110	112,194
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		217	216,049
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 2.83%, 03/13/28.		229	228,667

			1,613,703

Media — 0.9%
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/11/26		354	353,568
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.58%, 04/15/27.		175	173,098
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 3.34%, 08/24/26.		606	375,915

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Lamar Media Corp., 2020 Term Loan B, (1 mo. LIBOR + 1.50%), 1.58%, 02/05/27	USD	24	$23,793
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 2.58%, 05/29/26		287	286,124

			1,212,498

Oil, Gas & Consumable Fuels — 0.7%
Buckeye Partners LP, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.33%, 11/01/26		551	547,695
Citgo Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		392	386,512

			934,207

Pharmaceuticals — 0.8%
Bausch Health Cos., Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 11/27/25		691	689,448
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.07%, 11/15/27		349	343,200

			1,032,648

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 2.13%, 12/30/26		169	168,304

Trading Companies & Distributors — 0.1%
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 3.75%, 02/03/28		30	30,238
The Enterprise Development Authority, Term Loan B, (1 mo. LIBOR + 4.25%), 5.00%, 02/18/28(c)		175	174,734

			204,972

Total Floating Rate Loan Interests — 15.4% (Cost: $20,986,746)			20,810,097

Foreign Agency Obligations

Argentina — 0.1%
Argentine Republic Government International Bond, 3.50%, 07/09/41(f)(m)		474	172,773

Bahrain — 0.6%
Bahrain Government International Bond, 6.75%, 09/20/29(g)		200	214,225
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(g)		481	548,340

			762,565

Colombia — 0.5%
Colombia Government International Bond(f)
3.13%, 04/15/31		340	317,857
4.13%, 05/15/51		400	344,700

			662,557

Dominican Republic — 0.7%
Dominican Republic International Bond
5.95%, 01/25/27(g)		241	270,523
4.50%, 01/30/30(b)(f)		294	298,281
4.88%, 09/23/32(b)(f)		155	158,129
6.40%, 06/05/49(g)		150	158,841

			885,774

Egypt — 1.2%
Egypt Government International Bond 5.58%, 02/21/23(b)(f)		520	533,702

Security		Par (000)	Value

Egypt (continued)
Egypt Government International Bond (continued)
5.58%, 02/21/23(g)	USD	351	$360,249
5.75%, 05/29/24(b)(f)		230	238,050
7.50%, 01/31/27(b)(f)		257	270,171
8.50%, 01/31/47(g)		284	271,930

			1,674,102

Ghana — 0.3%
Ghana Government International Bond(b)
7.75%, 04/07/29		200	190,000
8.63%, 04/07/34		270	255,150

			445,150

Indonesia — 0.8%
Indonesia Government International Bond(f)
3.50%, 01/11/28		565	612,425
4.10%, 04/24/28		200	224,412
4.75%, 02/11/29		200	233,022

			1,069,859

Mexico — 0.3%
Mexico Government International Bond(f)
3.75%, 01/11/28		200	217,787
4.35%, 01/15/47		200	200,288

			418,075

Morocco — 0.3%
Morocco Government International Bond(b)
3.00%, 12/15/32		296	280,830
4.00%, 12/15/50(f)		200	182,250

			463,080

Oman — 0.2%
Oman Government International Bond, 6.50%, 03/08/47(g)		306	294,295

Pakistan — 0.1%
Pakistan Government International Bond, 7.38%, 04/08/31(g)		200	199,272

Panama — 0.2%
Panama Government International Bond, 4.50%, 04/16/50		200	217,163

Paraguay — 0.3%
Paraguay Government International Bond, 5.40%, 03/30/50(b)(f)		300	343,837

Peru — 0.1%
Peruvian Government International Bond, 3.30%, 03/11/41		170	164,815

Romania — 0.2%
Romanian Government International Bond, 3.00%, 02/14/31(b)(f)		250	254,813

Saudi Arabia — 0.3%
Saudi Government International Bond(g)
4.50%, 04/17/30		206	241,020
3.75%, 01/21/55		200	208,500

			449,520

9

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Sri Lanka — 0.2%
Sri Lanka Government International Bond(g)
6.85%, 03/14/24	USD	200	$127,038
7.55%, 03/28/30		200	121,975

			249,013

Ukraine — 0.7%
Ukraine Government International Bond
7.75%, 09/01/23(g)		150	160,350
8.99%, 02/01/24(g)		200	220,200
7.75%, 09/01/25(g)		110	119,570
7.25%, 03/15/33(b)(f)		400	403,450

			903,570

Total Foreign Agency Obligations — 7.1% (Cost: $9,667,335)			9,630,233

		Shares

Investment Companies

Fixed Income Funds — 2.1%
iShares iBoxx $ High Yield Corporate Bond ETF(n)(o)		32,255	2,821,990

Total Investment Companies — 2.1% (Cost: $2,612,620)			2,821,990

		Par (000)

Non-Agency Mortgage-Backed Securities

Banks — 2.6%
Western Alliance Bank, 5.63%, 12/28/24	USD	3,510	3,507,138

Collateralized Mortgage Obligations(b) — 3.8%
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(a)		999	1,003,668
Credit Suisse Mortgage Capital Certificates(a)(c)
Series 2021-JR1, Class A2, 3.50%, 09/27/66		507	490,325
Series 2021-JR1, Class B2, 31.66%, 09/27/66		880	764,386
Series 2021-JR1, Class PT2, 8.94%, 07/26/60		849	298,862
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36		1,901	1,420,775
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, (1 mo. LIBOR), 7.04%, 02/25/38(a)		3,709	1,143,856

			5,121,872

Commercial Mortgage-Backed Securities — 10.4%
Barclays Commercial Mortgage Trust
Series 2019-C3, Class C, 4.18%, 05/15/52		482	521,355
Series 2019-C3, Class D, 3.00%, 05/15/52(b)		770	738,436
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 02/15/53(b)		57	49,661
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.73%, 10/15/36		1,502	1,505,556
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.09%, 12/15/36		369	368,984
BX Trust(a)(b)
Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 3.99%, 01/15/34		100	100,031

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BX Trust(a)(b) (continued)
Series 2021-VIEW, Class E, (1 mo. LIBOR US + 3.60%), 3.68%, 06/15/23	USD	130	$130,000
Citigroup Commercial Mortgage Trust(a)(b)
Series 2019-PRM, Class E, 4.89%, 05/10/36		500	518,336
Series 2019-PRM, Class F, 4.73%, 05/10/36		750	758,923
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.58%, 11/15/37(a)(b)		127	127,437
COMM GAM, Series 2013-GAM, Class E, 3.53%, 02/10/28(a)(b)		500	473,792
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class C, 5.05%, 11/15/51(a)		750	829,090
CSMC Trust, Series 2020-NET, Class E, 3.70%, 08/15/37(a)(b)		750	773,397
CSMC-FACT, Series 2020-FACT, Class F, (1 mo. LIBOR US + 6.16%), 6.25%, 10/15/37(a)(b)		300	306,803
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(b)		275	275,869
Del Amo Fashion Center Trust, Series 2017-AMO, Class D, 3.76%, 06/05/35(a)(b)		500	391,417
HONO Mortgage Trust, Series 2021-LULU, Class F, (1 mo. LIBOR US + 4.40%), 4.50%, 10/15/36(a)(b)(l)		125	125,000
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(b)		700	666,940
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class E, (1 mo. LIBOR US + 2.25%), 2.34%, 12/15/36(a)(b)		125	122,041
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class D, 3.00%, 06/13/52(b)		750	703,749
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		625	572,059
Morgan Stanley Capital I Trust(b)
Series 2014-150E, Class F, 4.44%, 09/09/32(a)		700	672,970
Series 2017-H1, Class D, 2.55%, 06/15/50		753	634,724
Series 2018-MP, Class E, 4.28%, 07/11/40(a)		372	344,486
Series 2019-H7, Class D, 3.00%, 07/15/52		750	682,326
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(a)		400	399,812
TPGI Trust, Series 2021-DGWD, Class G, (1 mo. LIBOR US + 3.85%), 3.93%, 06/15/26(a)(b)		130	130,000
UBS-Barclays Commercial Mortgage Trust, Series 2012- C3, Class D, 5.04%, 08/10/49(a)(b)		270	275,305
US 2018-USDC, Series 2018-USDC, Class E, 4.64%, 05/13/38(a)(b)		350	299,715
Wells Fargo Commercial Mortgage Trust(a)
Series 2015-C28, Class D, 4.09%, 05/15/48		325	315,736
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.83%, 02/15/37(b)		150	144,926

			13,958,876

Total Non-Agency Mortgage-Backed Securities — 16.8% (Cost: $22,636,652)			22,587,886

Preferred Securities

Capital Trusts — 7.4%(a)

Automobiles — 0.2%
Volkswagen International Finance NV, 3.88%(g)(j)	EUR	200	256,720

Banks — 2.9%
ABN AMRO Bank NV, 4.75%(g)(j)		200	254,258

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
AIB Group PLC, 6.25%(g)(j)	EUR	400	$516,161
Banco Mercantil del Norte SA, 6.75%(b)(f)(j)	USD	300	316,837
Bank of East Asia Ltd., 5.88%(g)(j)		250	258,437
BAWAG Group AG, 5.00%(g)(j)	EUR	200	247,597
BBVA Bancomer SA, 5.13%, 01/18/33(g)	USD	250	259,687
Burgan Bank SAK, 5.75%(g)(j)		200	203,788
CaixaBank SA, 6.38%(g)(j)	EUR	200	250,165
Cooperatieve Rabobank UA, 4.38%(g)(j)		200	257,151
Erste Group Bank AG, Series PERP, 4.25%(g)(j)		200	245,649
ING Groep NV, 5.75%(j)	USD	200	218,876
Intesa Sanpaolo SpA, 7.75%(g)(j)	EUR	200	282,399
KBC Group NV, 4.25%(g)(j)		200	244,829
Rizal Commercial Banking Corp., 6.50%(g)(j)	USD	200	211,537
TMBThanachart Bank PCL, 4.90%(g)(j)		200	201,913

			3,969,284

Building Materials — 0.2%
Cemex SAB de CV, 5.13%(b)(f)(j)		200	202,500

Chemicals — 0.2%
Solvay SA, 2.50%(g)(j)	EUR	200	239,487

Diversified Financial Services(j) — 1.7%
Banco Santander SA(g)
4.38%		200	241,870
6.75%		200	238,087

Credit Suisse Group AG(b)(f)
6.38%	USD	350	384,125
6.25%		200	215,478
HSBC Holdings PLC, 6.00%(f)		350	383,688
Societe Generale SA, 8.00%(b)		250	292,720
UniCredit SpA(g)
6.63%	EUR	200	245,860
7.50%		200	272,791

			2,274,619

Diversified Telecommunication Services(g)(j) — 0.4%
Telefonica Europe BV
4.38%		200	251,086
2.38%		300	337,928

			589,014

Electric Utilities — 0.2%
Iberdrola International BV, 1.83%(g)(j)		200	232,249

Insurance — 0.1%
Allianz SE, 3.50%(b)(f)(j)	USD	200	202,340

Media — 0.1%
SES SA, 2.88%(g)(j)	EUR	100	117,975

Oil, Gas & Consumable Fuels(g)(j) — 0.4%
BP Capital Markets PLC, 3.25%		100	123,612
Eni SpA, Series NC9, 2.75%		200	234,452
Repsol International Finance BV, 4.25%		100	126,851

			484,915

Real Estate Management & Development — 0.1%
NWD Finance BVI Ltd., 4.13%(g)(j)	USD	200	197,500

Security		Par (000)	Value

Tobacco(g)(j) — 0.2%
British American Tobacco PLC
Series 5.25, 3.00%	EUR	100	$114,822
Series NC8, 3.75%		100	115,082

			229,904

Utilities(g)(j) — 0.4%
Electricite de France SA
3.00%		200	240,740
3.38%		200	243,557

			484,297

Wireless Telecommunication Services — 0.3%
Vodafone Group PLC
4.13%, 06/04/81(f)	USD	300	303,762
4.20%, 10/03/78(g)	EUR	100	130,894

			434,656

Total Capital Trusts — 7.4%			9,915,460

Total Preferred Securities — 7.4% (Cost: $9,687,618)			9,915,460

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities(a)(b) — 1.2%
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/27	USD	500	524,715
Series 2019-K99, Class C, 3.77%, 10/25/52		1,000	1,054,299

			1,579,014

Total U.S. Government Sponsored Agency Securities — 1.2% (Cost: $1,478,927)			1,579,014

Total Long-Term Investments — 131.9% (Cost: $177,402,117)			177,871,586

		Shares

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(n)(o)		1,978,969	1,978,969

Total Short-Term Securities — 1.5% (Cost: $1,978,969)			1,978,969

Options Purchased — 0.0% (Cost: $395,649)			82,130

Total Investments Before Options Written — 133.4% (Cost: $179,776,735)			179,932,685

Options Written — (0.0)% (Premiums Received: $(145,956))			(55,427)

Total Investments, Net of Options Written — 133.4% (Cost: $179,630,779)			179,877,258
Liabilities in Excess of Other Assets — (33.4)%			(44,986,445)

Net Assets — 100.0%			$134,890,813

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

11

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than 1,000.
(e)	Non-income producing security.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Perpetual security with no stated maturity date.
(k)	Zero-coupon bond.
(l)	When-issued security.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Affiliate of the Trust.
(o)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$2,613,036	$—	$(634,067	)(a)	$—	$—	$1,978,969	1,978,969	$365	$—
iShares iBoxx $ High Yield Corporate Bond ETF	2,815,862	—	—		—	6,128	2,821,990	32,255	75,896	—

					$—	$6,128	$4,800,959		$76,261	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.30	%(b)	06/02/21	Open		$648,723	$649,459	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	06/02/21	Open		226,780	227,120	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		94,223	94,402	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		577,972	579,088	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		518,032	519,033	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		191,500	191,865	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		41,745	41,825	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		67,550	67,679	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		594,367	595,502	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		91,080	91,254	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		44,434	44,524	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		170,933	171,272	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/02/21	Open		36,053	36,125	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		704,062	705,588	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		189,810	190,221	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		209,760	210,214	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		19,025	19,066	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		239,632	240,152	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		27,690	27,750	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		33,381	33,454	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		51,638	51,749	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		17,124	17,161	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		21,103	21,148	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		21,390	21,436	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		133,961	134,252	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		50,063	50,175	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		28,058	28,118	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A.	0.65	%(b)	06/02/21	Open		$30,186	$30,252	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		27,788	27,848	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		36,371	36,450	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		29,190	29,253	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		255,027	255,580	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		35,613	35,690	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		19,451	19,493	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	06/02/21	Open		209,027	209,501	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	06/02/21	Open		140,525	140,853	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	06/03/21	Open		215,000	215,320	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.58	(b)	06/03/21	Open		288,794	289,347	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		191,362	191,773	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		216,677	217,143	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		188,000	188,404	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		246,875	247,405	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		189,500	189,907	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		173,500	173,873	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		156,750	157,087	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		154,000	154,331	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		189,250	189,657	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/03/21	Open		159,600	159,943	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.70	(b)	06/03/21	Open		288,917	289,586	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	06/03/21	Open		65,000	65,161	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	06/03/21	Open		180,750	181,198	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	06/03/21	Open		328,927	329,742	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	06/07/21	Open		125,450	125,794	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/08/21	Open		241,993	242,223	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/08/21	Open		220,937	221,147	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/08/21	Open		228,166	228,492	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/08/21	Open		237,385	237,723	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/08/21	Open		272,640	273,029	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/08/21	Open		177,500	177,753	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		351,932	352,489	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		330,300	330,823	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		152,725	152,967	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	06/08/21	Open		184,317	184,608	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.35	(b)	06/09/21	Open		325,500	325,858	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.35	(b)	06/09/21	Open		258,169	258,452	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	06/09/21	Open		178,750	178,974	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/09/21	Open		202,000	202,285	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		77,648	77,769	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		164,243	164,500	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		23,270	23,307	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		45,120	45,191	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		16,605	16,631	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		23,660	23,697	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		32,625	32,676	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		201,690	202,007	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		16,129	16,154	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		14,088	14,110	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		12,218	12,237	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		37,275	37,334	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		15,258	15,281	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		15,560	15,584	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		458,437	459,157	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		31,195	31,244	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		33,013	33,064	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		13,680	13,701	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		180,420	180,703	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		33,208	33,260	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/09/21	Open		152,513	152,776	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/09/21	Open		289,500	290,000	Foreign Agency Obligations	Open/Demand

13

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	0.55	%(b)	06/09/21	Open		$169,500	$169,793	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/09/21	Open		228,597	228,992	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/11/21	Open		185,750	185,919	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	06/11/21	Open		534,631	535,198	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	06/11/21	Open		188,728	188,957	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		67,558	67,660	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		172,500	172,761	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		331,862	332,365	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		362,500	363,049	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		183,500	183,778	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		240,187	240,551	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		562,672	563,524	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		181,250	181,524	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		682,500	683,533	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/11/21	Open		175,500	175,792	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/11/21	Open		255,375	255,800	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/11/21	Open		337,500	338,062	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/11/21	Open		318,649	319,179	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/11/21	Open		473,200	473,988	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/11/21	Open		182,000	182,303	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/11/21	Open		215,682	216,042	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/11/21	Open		469,262	469,660	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/29/21	Open		186,750	186,895	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/29/21	Open		166,750	166,944	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/29/21	Open		188,500	188,719	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/29/21	Open		142,213	142,378	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		285,106	285,475	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		348,000	348,450	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		28,178	28,214	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		105,900	106,037	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		178,500	178,754	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		148,500	148,711	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		183,750	184,011	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		135,563	135,755	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		185,750	186,014	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		231,875	232,204	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		207,297	207,591	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		180,000	180,256	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.60	(b)	06/29/21	Open		247,569	247,952	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	06/29/21	Open		181,148	181,452	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	06/29/21	Open		286,500	286,981	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/09/21	Open		181,641	181,853	Capital Trusts	Open/Demand
BNP Paribas S.A.	0.45	(b)	07/15/21	Open		173,586	173,755	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.47	(b)	07/15/21	Open		447,427	447,883	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.47	(b)	07/15/21	Open		177,500	177,681	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/15/21	Open		241,875	242,058	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open		122,381	122,457	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open		94,500	94,558	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	07/16/21	Open		191,719	191,857	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/16/21	Open		208,060	208,231	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		460,635	461,108	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		10,384	10,394	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		523,320	523,858	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		8,100	8,108	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		540,646	541,202	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		650,520	651,189	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		14,896	14,912	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		13,366	13,380	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		351,312	351,674	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		402,840	403,254	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		12,188	12,200	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		12,200	12,213	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	0.50	%(b)	07/16/21	Open		$843,165	$844,032	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		10,815	10,826	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		7,800	7,808	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		600,600	601,217	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		17,871	17,890	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		9,945	9,955	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		391,140	391,542	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		10,005	10,015	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		14,040	14,054	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		13,876	13,891	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		13,080	13,093	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		13,040	13,053	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		62,040	62,104	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		164,145	164,314	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		288,300	288,596	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		325,937	326,273	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		13,685	13,699	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open		674,062	674,755	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	07/16/21	Open		423,099	423,621	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	07/16/21	Open		552,000	552,681	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	07/16/21	Open		437,000	437,584	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	07/16/21	Open		359,000	359,480	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	07/16/21	Open		562,005	562,756	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.32	(b)	07/16/21	Open		198,750	198,881	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.49	(b)	07/16/21	Open		224,750	224,976	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.49	(b)	07/16/21	Open		215,000	215,217	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.55	(b)	07/16/21	Open		266,915	267,217	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	07/16/21	Open		174,500	174,744	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	07/16/21	Open		262,461	262,920	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.85	(b)	07/16/21	Open		347,000	347,606	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.85	(b)	07/16/21	Open		495,430	496,296	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.85	(b)	07/16/21	Open		338,276	338,867	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/16/21	Open		201,785	201,971	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/16/21	Open		155,442	155,586	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/16/21	Open		199,800	199,985	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/16/21	Open		208,059	208,251	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/16/21	Open		184,863	185,033	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		418,380	418,724	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		380,250	380,563	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		364,080	364,379	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		615,994	616,500	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		303,139	303,388	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		236,857	237,052	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		398,701	399,029	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		193,480	193,639	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		463,444	463,825	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		391,806	392,128	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		254,625	254,834	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		170,500	170,640	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		349,732	350,020	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		255,510	255,720	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		329,640	329,911	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		311,355	311,611	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		270,800	271,023	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open		190,430	190,587	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	(b)	07/19/21	Open		177,500	177,410	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/19/21	Open		120,420	120,530	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.47	(b)	07/28/21	Open		448,139	448,513	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.25	(b)	09/01/21	Open		281,437	281,496	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.26	(b)	09/01/21	Open		359,625	359,703	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	09/01/21	Open		230,055	230,122	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	09/01/21	Open		269,025	269,103	Foreign Agency Obligations	Open/Demand

15

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Suisse Securities (USA) LLC	0.50	%(b)	09/01/21	Open	$142,012	$142,071	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/23/21	Open	424,235	424,276	Corporate Bonds	Open/Demand

					$47,047,988	$47,110,063

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts 10-Year U.S. Treasury Note	47	12/21/21	$6,191	$(60,473)
U.S. Long Bond	4	12/21/21	638	(11,538)
5-Year U.S. Treasury Note	53	12/31/21	6,508	(40,831)

				(112,842)

Short Contracts 10-Year U.S. Ultra Long Treasury Note	91	12/21/21	13,236	212,239
Ultra U.S. Treasury Bond	5	12/21/21	958	5,839
2-Year U.S. Treasury Note	73	12/31/21	16,066	5,319

				223,397

				$110,555

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	706,794	AUD	966,000	Morgan Stanley & Co. International PLC	12/02/21	$8,261
USD	112,803	CAD	142,000	Bank of America N.A.	12/15/21	693
USD	3,901,552	EUR	3,289,500	Bank of America N.A.	12/15/21	85,521
USD	71,633	EUR	61,000	BNP Paribas SA	12/15/21	869
USD	3,896,498	EUR	3,289,500	BNP Paribas SA	12/15/21	80,467
USD	5,698,320	EUR	4,811,234	Deutsche Bank AG	12/15/21	116,979
USD	960,347	GBP	697,000	Morgan Stanley & Co. International PLC	12/15/21	21,113

						$313,903

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call SPDR S&P 500 ETF Trust	60	11/19/21	USD	452.00	USD	2,575	$10,920
SPDR S&P 500 ETF Trust	55	12/17/21	USD	455.00	USD	2,360	15,510
SPDR S&P 500 ETF Trust	24	12/17/21	USD	450.00	USD	1,030	12,216

							38,646

Put iShares iBoxx $ High Yield Corporate Bond ETF	2,325	10/15/21	USD	82.00	USD	20,341	9,300
iShares iBoxx $ High Yield Corporate Bond ETF	300	11/19/21	USD	86.00	USD	2,625	18,900
iShares iBoxx $ High Yield Corporate Bond ETF	175	12/17/21	USD	85.00	USD	1,531	14,175

							42,375

							$81,021

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Call
30-Year Interest Rate Swap, 12/17/51	3-Month LIBOR, 0.13%	Quarterly	1.40%	Semi-Annual	Morgan Stanley & Co. International PLC	12/15/21	1.40%	USD	236	$1,109

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	24	12/17/21	USD	465.00	USD	1,030	$(3,144)

Put
iShares iBoxx $ High Yield Corporate Bond ETF	2,325	10/15/21	USD	75.00	USD	20,341	(6,975)
iShares iBoxx $ High Yield Corporate Bond ETF	300	11/19/21	USD	83.00	USD	2,625	(8,400)
10-Year U.S. Treasury Note Future	19	11/26/21	USD	131.00	USD	2,503	(12,172)
iShares iBoxx $ High Yield Corporate Bond ETF	175	12/17/21	USD	82.00	USD	1,531	(7,787)

							(35,334)

							$(38,478)

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Put
10-Year Interest Rate Swap, 11/28/31	3-Month LIBOR, 0.13%	Quarterly	1.85%	Semi-Annual	Morgan Stanley & Co. International PLC	11/26/21	1.85%	USD	940	$(2,641)
30-Year Interest Rate Swap, 12/17/51	3-Month LIBOR, 0.13%	Quarterly	1.90%	Semi-Annual	Morgan Stanley & Co. International PLC	12/15/21	1.90	USD	236	(6,133)
30-Year Interest Rate Swap, 12/19/51	3-Month LIBOR, 0.13%	Quarterly	1.97%	Semi-Annual	Morgan Stanley & Co. International PLC	12/17/21	1.97	USD	236	(4,731)
5-Year Interest Rate Swap, 12/19/26	3-Month LIBOR, 0.13%	Quarterly	1.31%	Semi-Annual	Morgan Stanley & Co. International PLC	12/17/21	1.31	USD	1,192	(3,444)

										$(16,949)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V12	5.00%	Quarterly	12/20/24	CCC-		USD 6,453		$576,351	$(364,943)	$941,294
CDX.NA.HY.34.V9	5.00	Quarterly	06/20/25	CCC-		USD 5,336		394,904	36,546	358,358

								$971,255	$(328,397)	$1,299,652

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
0.52%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	06/21/24	USD	2,250	$461	$25	$436
1.54%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	05/28/31	USD	88	(508)	1	(509)
1.97%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	05/30/51	USD	42	(1,493)	1	(1,494)

								$(1,540)	$27	$(1,567)

17

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD 5,000		$(383,910)	$(7,820)	$(376,090)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R		USD 5,000		(383,909)	(20,045)	(363,864)

									$(767,819)	$(27,865)	$(739,954)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$31,132,254	$73,766	$31,206,020
Common Stocks
Diversified Financial Services	—	—	—	—
Equity Real Estate Investment Trusts (REITs)	22,420	—	—	22,420
Hotels, Restaurants & Leisure	151,578	—	—	151,578
Oil & Gas Exploration & Production	—	318,119	—	318,119
Oil, Gas & Consumable Fuels	403,481	—	—	403,481
Corporate Bonds	—	77,397,228	1,028,060	78,425,288
Floating Rate Loan Interests	—	9,832,625	10,977,472	20,810,097
Foreign Agency Obligations	—	9,630,233	—	9,630,233
Investment Companies	2,821,990	—	—	2,821,990
Non-Agency Mortgage-Backed Securities	—	21,034,313	1,553,573	22,587,886
Preferred Securities
Capital Trusts	—	9,915,460	—	9,915,460
U.S. Government Sponsored Agency Securities	—	1,579,014	—	1,579,014
Short-Term Securities
Money Market Funds	1,978,969	—	—	1,978,969

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Options Purchased
Equity Contracts	$81,021	$—	$—	$81,021
Interest Rate Contracts.	—	1,109	—	1,109
Unfunded Floating Rate Loan Interests(a)	—	1,274	—	1,274

	$5,459,459	$160,841,629	$13,632,871	$179,933,959

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$1,299,652	$—	$1,299,652
Foreign Currency Exchange Contracts	—	313,903	—	313,903
Interest Rate Contracts	223,397	436	—	223,833
Liabilities
Credit Contracts	—	(739,954)	—	(739,954)
Equity Contracts	(26,306)	—	—	(26,306)
Interest Rate Contracts	(125,014)	(18,952)	—	(143,966)

	$72,077	$855,085	$—	$927,162

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $47,110,063 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total

Assets
Opening balance, as of December 31, 2020	$357,078	$—	$536,285	$14,790,968	$1,844,977	$17,529,308
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—
Others(a)	(242,429)	—	242,429	—	—	—
Accrued discounts/premiums	—	—	—	12,453	12,240	24,693
Net realized gain (loss)	—	—	28,482	803,863	(118,897)	713,448
Net change in unrealized appreciation (depreciation)(b)	(40,883)	(309,376)	127,229	(467,307)	689,514	(823)
Purchases	—	309,376	704,745	8,453,993	1,617,159	11,085,273
Sales	—	—	(611,110)	(12,616,498)	(2,491,420)	(15,719,028)

Closing balance, as of September 30, 2021	$73,766	$—	$1,028,060	$10,977,472	$1,553,573	$13,632,871

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021(b)	$(40,883)	$(309,376)	$18,829	$31,689	$(30,598)	$(330,339)

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Corporate Bonds.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 investments with values

19

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

based upon unadjusted third party pricing information in the amount of $7,984,117. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Corporate Bonds	$1,028,060	Income	Discount Rate	4%-8%		7%
		Market	Recent Transactions	$72.23		—
Floating Rate Loan Interests	4,620,694	Income	Discount Rate	8%-10%		9%

	$5,648,754

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depository Receipt

S C H E D U L E O F I N V E S T M E N T S	20